Share-Based Awards Plan	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Awards Plan
22.	SHARE-BASED AWARDS PLAN
Baidu, Inc.
2008 Share Incentive plan
In December 2008, the Company adopted a share incentive plan (the “2008 Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees, consultants and non-employees
of the Company. The Company reserved 274,302,160 Class A ordinary shares (previously 3,428,777 Class A ordinary shares before the Share Subdivision as detailed in Note 1) for issuance under the 2008 Plan, which expired in the year 2018. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.
Under the 2008 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.
2018 Share Incentive Plan
In July 2018, the Company adopted a share incentive plan (the “2018 Plan”), which provides for the granting of share incentives, including ISOs, restricted shares and any other form of award pursuant to the 2018 Plan, to members of the board, employees, consultants, and non-employees
of the Company. The 2018 Plan has a
ten-year
term and a maximum number of 275,516,000 Class A ordinary shares (previously 3,443,950 Class A ordinary shares before the Share Subdivision as detailed in Note 1) available for issuance pursuant to all awards under the 2018 Plan.
Under the 2018 Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.
Following the Share Subdivision that took effect on March 1, 2021 as detailed in Notes 1 and 21, each Class A ordinary share was subdivided into eighty Class A ordinary shares and each ADS represents eight Class A ordinary shares. Prior and subsequent to March 1, 2021, one ordinary share was and will be issuable upon the vesting of one outstanding restricted share or the exercise of one outstanding share option, respectively. Therefore, following the Share Subdivision, each share option and restricted share is subdivided into eighty share options and eighty restricted shares, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option is diluted by eighty times. The number of restricted shares and share options, the weighted average grant date fair value per restricted share and the weighted average exercise price per share option for the years ended December 31, 2019 and 2020 has been retrospectively adjusted for the Share Subdivision in the following tables.
Incentive share options
The following table summarizes the option activity for the year ended December 31, 2021:

	Number of share options	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2020	24,219,040	17	7	245

Granted	1,299,528	17
Exercised	(3,040,752)	15
Forfeited/Cancelled	(1,024,256)	14

Outstanding, December 31, 2021	21,453,560	17	6	84

Vested and expected to vest at December 31, 2021	18,836,432	18	6	69

Exercisable at December 31, 2021	14,356,680	19	5	44

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2021 and the exercise price.
Total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 was RMB77 million, RMB157 million and RMB210 million (US$33 million), respectively. The total fair value of options vested during the years ended December 31, 2019, 2020 and 2021 was RMB216 million, RMB261 million and RMB217 million (US$34 million), respectively.
Share options are usually subject to vesting schedules ranging from two to four years. As of December 31, 2021, RMB134 million (US$21 million) of unrecognized share-based compensation cost related to share options is expected to be recognized over a weighted-average vesting period of 2.2 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from expectation.
The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. Assumptions of the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

For the years ended December 31
	2019	2020	2021
Risk-free interest rate	1.58%~2.49%	1.51~1.52%	0.63~1.23%
Dividend yield	—	—	—
Expected volatility range	34.62%~35.14%	34.83%~34.92%	38.12%~39.82%
Expected life (in years)	5.83~6.03	5.90~6.01	5.80~5.86
In addition, the Company recognizes share-based compensation expense net of estimated forfeiture rates, to recognize compensation cost for shares expected to vest over the service period of the award. Estimated forfeiture rates are primarily based on historical experience of employee turnover. To the extent the Company revises this estimate in the future, share-based compensation expense could be materially impacted in the year of revision, as well as in the following years.
The exercise price of options granted during the years ended December 31, 2019, 2020 and 2021 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years ended December 31, 2019, 2020 and 2021 was US$5, US$9 and US$12, respectively.
Restricted Shares
Restricted Shares activity for the year ended December 31, 2021 was as follow:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2020	130,501,520	16
Granted	68,985,632	23
Vested	(44,506,528)	18
Forfeited/Cancelled	(16,540,152)	17

Unvested, December 31, 2021	138,440,472	19

The total fair value of the restricted shares vested during the years ended December 31, 2019, 2020 and 2021 was RMB4.1 billion, RMB4.6 billion and RMB5.0 billion (US$782 million), respectively. The weighted-average grant-date fair value of the Restricted Shares granted during the years ended December 31, 2019, 2020, and 2021 was US$16, US$14 and US$23, respectively.
As of December 31, 2021, there was RMB8.2 billion (US$1.3 billion) of unrecognized share-based compensation cost related to restricted shares, which is expected to be recognized over a weighted-average vesting period of 2.7 years. To the extent the actual forfeiture rate is different from the original estimate, the actual share-based compensation costs related to these awards may be different from expectation. To the extent the Company revises this estimate in the future, share-based compensation expense could be materially impacted in the year of revision, as well as in the following years.
Subsidiaries-iQIYI
2010 Equity Incentive Plan
In October 2010, iQIYI adopted its 2010 Equity Incentive Plan (the “iQIYI 2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants to purchase iQIYI’s ordinary shares. The 2010 Plan is valid and effective for an original term of ten years, and further extended to twenty years on September 15, 2020 commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. As of December 31, 2021, the share option pool under the iQIYI 2010 Plan approved by the Board of Directors of iQIYI was 589,729,714 iQIYI’s ordinary shares. All options granted vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.
The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of share options	Weighted average exercise price （ US$ ）	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Outstanding, December 31, 2020	420,698,274	0.49	7	846
Granted	2,583,000	0.51
Forfeited/Expired	(16,151,880)	0.51
Exercised	(65,463,860)	0.43

Outstanding, December 31, 2021	341,665,534	0.49	7	57

Vested and expected to vest at December 31, 2021	335,342,645	0.48	7	56

Exercisable at December 31, 2021	253,949,473	0.48	6	45

As of December 31, 2021, there was RMB1.1 billion (US$174 million) of unrecognized share-based compensation cost related to share options granted by iQIYI. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.1 years.
2017 Share Incentive Plan
In November 2017, iQIYI adopted its 2017 Share Incentive Plan (the “iQIYI 2017 Plan”). Under the iQIYI 2017 Plan, iQIYI is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is

720,000
iQIYI’s ordinary shares. The iQIYI 2017 Plan is valid and effective for a term of
ten years
commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under iQIYI 2017 Plan. As of December 31, 2021, all restricted shares granted under iQIYI 2017 Plan are either vested or forfeited, and there was no unrecognized share-based compensation cost related to these restricted shares.
2021 Equity Incentive Plan
On December 2, 2021, iQIYI adopted its 2021 Equity Incentive Plan (the “iQIYI 2021 Plan”), which permits the grant of restricted shares units and options to the directors, employees, consultants and other individuals of iQIYI. Under the 2021 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards shall initially be 364,000,000 iQIYI’s ordinary shares, provided that if restricted share units are granted, each restricted share unit (that entitles the holder to one ordinary share) granted shall reduce the number of ordinary shares under the 2021 Plan available for future grants by 1.3 ordinary shares. The 2021 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2021 Plan. Any unvested portion of the restricted shares units and options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will be expired upon 90 days following such termination. As of December 31, 2021, iQIYI has not granted any restricted shares units or options under the 2021 Plan.
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	171	202	173	27
Expensed as selling, general and administrative	676	851	718	113
Expensed as research and development	238	317	328	51

	1,085	1,370	1,219	191

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	327	360	399	62
Expensed as selling, general and administrative	1,768	1,897	1,840	289
Expensed as research and development	3,531	4,471	4,817	756

	5,626	6,728	7,056	1,107

Other Subsidiaries
In fiscal year 2021, several subsidiaries of the Company
have
granted restricted shares and share options tied to the valuation of the subsidiaries to the employees of the Company, of which will be settled by the subsidiaries upon vesting or exercise of these awards. These awards are generally subject to a four-year vesting schedule as determined by the administrator of the plan. During the year ended December 31, 2021, the expenses recognized in respect of the share-based awards relating to these subsidiaries are insignificant.